Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2070 Fund
December 31, 2025
Z70-NPRT3-0226
1.9912164.101
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	89	672
Fidelity Series Corporate Bond Fund (a)	1	9
Fidelity Series Government Bond Index Fund (a)	1	12
Fidelity Series Investment Grade Bond Fund (a)	1	13
Fidelity Series Investment Grade Securitized Fund (a)	1	8
Fidelity Series Long-Term Treasury Bond Index Fund (a)	76,034	409,825
TOTAL BOND FUNDS (Cost $413,132)		410,539

Domestic Equity Funds - 52.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	37,144	853,580
Fidelity Series Commodity Strategy Fund (a)	340	32,877
Fidelity Series Large Cap Growth Index Fund (a)	18,363	547,593
Fidelity Series Large Cap Stock Fund (a)	21,046	561,922
Fidelity Series Large Cap Value Index Fund (a)	56,568	1,031,240
Fidelity Series Small Cap Core Fund (a)	13,076	176,782
Fidelity Series Small Cap Opportunities Fund (a)	6,259	101,522
Fidelity Series Value Discovery Fund (a)	21,684	369,271
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,282,319)		3,674,787

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,862	254,027
Fidelity Series Emerging Markets Fund (a)	14,854	174,386
Fidelity Series Emerging Markets Opportunities Fund (a)	28,336	698,477
Fidelity Series International Growth Fund (a)	25,130	480,241
Fidelity Series International Index Fund (a)	11,988	181,137
Fidelity Series International Small Cap Fund (a)	4,628	82,797
Fidelity Series International Value Fund (a)	30,964	483,037
Fidelity Series Overseas Fund (a)	32,184	480,509
Fidelity Series Select International Small Cap Fund (a)	396	5,469
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,470,846)		2,840,080

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $44,282)	4,450	44,325

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $30,489)	3.84	30,489	30,489

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,241,068)	7,000,220
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	7,000,220

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	552	231	96	27	(1)	(14)	672	89
Fidelity Series Blue Chip Growth Fund	652,506	178,544	177,278	29,848	(2,060)	201,868	853,580	37,144
Fidelity Series Canada Fund	166,686	86,704	36,812	5,033	(613)	38,062	254,027	12,862
Fidelity Series Commodity Strategy Fund	-	32,674	18	30	-	221	32,877	340
Fidelity Series Corporate Bond Fund	428	14,742	15,176	43	13	2	9	1
Fidelity Series Emerging Markets Fund	140,954	47,911	51,107	4,167	(1,079)	37,707	174,386	14,854
Fidelity Series Emerging Markets Opportunities Fund	564,135	188,784	204,264	17,323	(4,154)	153,976	698,477	28,336
Fidelity Series Government Bond Index Fund	694	25,208	25,885	58	(4)	(1)	12	1
Fidelity Series Government Money Market Fund	-	101,654	71,165	668	-	-	30,489	30,489
Fidelity Series International Developed Markets Bond Index Fund	-	3,167	3,207	1	40	-	-	-
Fidelity Series International Growth Fund	390,554	133,693	71,313	37,067	(15)	27,322	480,241	25,130
Fidelity Series International Index Fund	148,184	41,863	35,695	5,932	620	26,165	181,137	11,988
Fidelity Series International Small Cap Fund	72,436	23,152	17,643	11,062	(119)	4,971	82,797	4,628
Fidelity Series International Value Fund	389,006	144,358	110,013	47,758	4,798	54,888	483,037	30,964
Fidelity Series Investment Grade Bond Fund	658	23,402	24,025	61	(22)	-	13	1
Fidelity Series Investment Grade Securitized Fund	414	14,021	14,437	39	10	-	8	1
Fidelity Series Large Cap Growth Index Fund	419,756	113,641	102,944	5,050	61	117,079	547,593	18,363
Fidelity Series Large Cap Stock Fund	387,539	189,425	86,230	46,755	96	71,092	561,922	21,046
Fidelity Series Large Cap Value Index Fund	797,408	333,523	178,513	34,013	126	78,696	1,031,240	56,568
Fidelity Series Long-Term Treasury Bond Index Fund	377,895	149,841	110,525	10,892	(3,421)	(3,965)	409,825	76,034
Fidelity Series Overseas Fund	389,216	155,951	79,632	39,063	936	14,038	480,509	32,184
Fidelity Series Select International Small Cap Fund	994	3,793	67	158	(1)	750	5,469	396
Fidelity Series Small Cap Core Fund	183,089	20,276	68,344	1,414	225	41,536	176,782	13,076
Fidelity Series Small Cap Opportunities Fund	81,414	16,434	13,184	4,339	(805)	17,663	101,522	6,259
Fidelity Series Treasury Bill Index Fund	-	154,501	110,233	1,510	14	43	44,325	4,450
Fidelity Series Value Discovery Fund	286,205	124,106	66,493	19,910	(424)	25,877	369,271	21,684
	5,450,723	2,321,599	1,674,299	322,221	(5,779)	907,976	7,000,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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